EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2022
Exploration And Evaluation Assets
EXPLORATION AND EVALUATION ASSETS

6. EXPLORATION AND EVALUATION ASSETS

	Botswana
	Selebi	Selkirk	Total
Acquisitions
Balance, December 31, 2021	-		-
Acquisition costs	8,251,518	327,109	8,578,627
Balance, December 31, 2022	8,251,518	327,109	8,578,627
Exploration
Balance, December 31, 2021	3,099,926	-	3,099,926
Site operations & administration	1,601,381	46,100	1,647,481
Care & Maintenance	5,177,677	-	5,177,677
Geology	1,573,182	163,812	1,736,994
Drilling	7,202,715	8,613	7,211,328
Geophysics	1,659,814	12,651	1,672,465
Engineering	1,968,618	66,761	2,035,379
ESG	197,675	35,262	232,937
Metallurgy & MP	75,955	4,800	80,755
Technical studies	46,762	12,202	58,964
Health and safety	277,284	-	277,284
Infrastructure – water studies	14,165	-	14,165
Balance, December 31, 2022	22,895,154	350,201	23,245,355

Total, December 31, 2022	31,146,673	677,310	31,823,982
Total, December 31, 2021	3,099,926	-	3,099,926

The following is a description of the Company’s exploration and evaluation assets and the related spending commitments:

Botswana Assets - Selebi and Selkirk

On September 28, 2021, the Company executed the Selebi APA with the BCL liquidator to acquire the Selebi assets and related infrastructure formerly operated by BCL. On January 31, 2022, the Company closed the transaction and ownership of the Selebi Assets transferred to the Company.

PNRC also negotiated a separate asset purchase agreement (the “Selkirk APA”) with the liquidator of TNMC to acquire the Selkirk deposit and related infrastructure formerly operated by TNMC on January 20, 2022 and closed the transaction on August 22, 2022.

Pursuant to the Selebi APA the aggregate purchase price payable to the seller for the Selebi Assets, shall be the sum of $76,862,200(US$56,750,000) which amount shall be paid in three instalments:

●	$2,086,830 (US$1,750,000) payable on the closing date. This payment has been made.
●	$33,860,000 (US$25,000,000) upon the earlier of: a) approval by the Ministry of Mineral Resources, Green Technology and Energy Security (“MMRGTES”) of the Company’s Section 42 and Section 43 Applications (further extension of the mining license and conversion of the mining licence into an operating license respectively), and b) on the expiry date of the study phase, January 31, 2025, which can be extended for one year with written notice.
●	The third instalment of $40,632,000 (US$30,000,000) is payable on the completion of mine construction and production start-up (commissioning) by the Company on or before January 31, 2030, but not later than four years after the approval by the Minister of MMRGTES of the Company’s Section 42 and Section 43 Applications.
●	Payment of care and maintenance funding contribution in respect of the Selebi Assets for a total of $6,164,688 (US$5,178,747) from March 22, 2021 to the closing date. This payment has been made.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021

(Expressed in Canadian dollars)

The total acquisition cost of Selebi included the 1st instalment of $2,086,830 (US$1,750,000) and the payment of the care and maintenance funding contribution of $6,164,688 (US$5,178,747) for the asset. As per the terms and conditions of the Selebi APA, the Company has the option to cancel the second and third payments and give back the Selebi Assets to the liquidator in the event where the exploration program determines that the Selebi Assets are not economical. The Company also has an option to pay in advance the second and third payments in the event where the exploration program determines that the Selebi Assets are economical. The Company’s accounting policy, as permitted by IAS 16 – Property, Plant and Equipment, is to measure and record contingent consideration when the conditions associated with the contingency are met. As of December 31, 2022, none of the conditions of the second and third instalment are met. Hence, these amounts are not accrued in the consolidated financial statements.

In addition to the Selebi APA, the purchase of the Selebi Assets is also subject to a contingent compensation agreement as well as a royalty agreement with the liquidator.

In regard to the Selkirk Assets, the Selkirk APA does not provide for a purchase price or initial payment for the purchase of the assets. The acquisition cost of Selkirk of $327,109 (US$244,954) was the care and maintenance funding contribution from April 1, 2021 to the closing date of the Selkirk APA. The Selkirk APA provides that if the Company elects to develop Selkirk first, the payment of the second Selebi instalment of $33,860,000 (US$25,000,000) would be upon the approval by the Minister of MMRGTES of the Company’s Section 42 and Section 43 Applications (further extension of the Selkirk mining license (years) and conversion of the Selkirk mining license into an operating license respectively). For the third Selebi instalment of $40,632,000 (US$30,000,000), if Selkirk were to be commissioned earlier than Selebi, the payment would trigger on Selkirk’s commission date.

During the year ended December 31, 2022, the Company incurred $28,046,746 and $677,310 in acquisition and exploration expenditures on the Selebi Assets and Selkirk Assets, respectively (December 31, 2021 - $3,099,926).

Greenland – Maniitsoq Property

The Company’s Maniitsoq property in Greenland was owned by NAN prior to the RTO. The Maniitsoq property is subject to a 2.5% net smelter return (“NSR”). The Company can reduce the NSR to 1% by paying $2,000,000 on or before 60 days from the decision to commence commercial production.

At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.

The Company may terminate the licenses at any time, however any unfulfilled obligations according to the licenses will remain in force, regardless of the termination.

Future required minimum exploration expenditures will be adjusted each year on the basis of the change to the Danish Consumer Price Index.

Prior to the closing of the RTO on August 3, 2022, the Maniitsoq property had a book value of $36,692,516. As the transaction is accounted for as a capital transaction with NAN being identified as the accounting acquiree, the net assets of NAN should be measured at fair value at the acquisition date. Upon the completion of the RTO, the Company has switched its focus to development of the Botswana assets with the result that limited resources (management time, capital etc.) have since been allocated or will be allocated to the Greenland assets. Management believes that facts and circumstances exist to suggest that the carrying amount of the Maniitsoq property at August 3, 2022 exceeds its fair value. As a result, the carrying value of the Greenland assets has been reduced to nil as of August 3, 2022, for a total impairment of $36,692,516.

From August 3 to December 31, 2022, the Company spent an additional $48,001 in acquisition and exploration expenditures on the Maniitsoq property, which is comprised of the Sulussugut, Ininngui, Carbonatite and 2020/05 Licenses. These expenditures were recorded as general exploration expense in the consolidated statements of comprehensive loss.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021

(Expressed in Canadian dollars)

The Sulussugut License (2011/54), which was first granted on August 15, 2011 by the Bureau of Minerals and Petroleum (“BMP”) of Greenland, has been renewed and is valid until December 31, 2022. The Company has available credits of DKK 278,854,152 (approximately $55,627,220) at the end of December 31, 2021. The credits available from each year may be carried forward for three years plus a two-year extension and expire between December 31, 2022 and December 31, 2024.

The Ininngui License (2012/28) was first granted by BMP on March 4, 2012.During the year ended December 31, 2021, the Company received a license extension, which provides for a renewal period until December 31, 2023. Total cumulative surplus credit as at December 31, 2021 was DKK 35,426,696 (approximately $7,067,162) and is expected to expire between December 31, 2022 and December 31, 2024.

Carbonatite License (2018/21) was granted on May 4, 2018 for exclusive exploration rights of an area located near Maniitsoq in West Greenland. The license is valid for five years until December 31, 2022 and during the year ended December 31, 2021, the Company received a license extension, which provides for renewal until December 31, 2024. The Company has a total surplus credit of DKK 10,577,191 (approximately $2,110,012) which is expected to expire between December 31, 2023 and December 31, 2024.

On February 18, 2020, the Company was granted new prospective license No. 2020/05, by the BMP of Greenland for a period of five years ending December 31, 2024.

Canada – Post Creek, Halcyon and Quetico Property

NAN acquired the rights to the Post Creek, Halcyon and Quetico properties within the Sudbury Mining District of Ontario in 2013, 2015, and 2018, respectively. The Company is obligated to pay advances on net smelter return royalties (“NSR”) of $10,000 per annum for the Post Creek Property and $8,000 per annum for the Halcyon Property. The total of the advances will be deducted from any payments to be made under the NSR.

The work commitment to hold all 809 claim cells of Quetico was $323,600, with claims due in April and May of 2022. NAN renewed 49 high priority claims for two years for the Quetico East Block and renewed 46 claims for one year and four high priority claims for two years for the West Block. All other claims expired.

Prior to the closing of the RTO on August 3, 2022, total book value of the Canadian assets was $2,535,873 which has been written off effective as at August 3, 2022, the closing date of the RTO as the Company has switched its focus to development of the Botswana assets with the result that limited resources (management time, capital etc.) have since been allocated or will be allocated to the Canada assets. During the period from August 3 to December 31, 2022, the Company incurred additional $21,739 in exploration and license related expenditures for the Canadian properties and the expenditures were recorded as general exploration expense in the consolidated statements of comprehensive loss.

High Atlas Project in Morocco

In 2018, the Company’s geologists identified a project opportunity in the high Atlas Mountains of Morocco. There is no modern geophysical coverage and no drilling on the property.

In 2019, the Company signed a memorandum of understanding (the “MOU”) with Office National des Hydrocarbons et des Mines (“ONHYM”), a government entity and the single largest current permit holder in Morocco. Through this alliance, the Company was given access to confidential exploration data to develop nickel projects in the High Atlas Region of Morocco. In November and December 2021, the Company lodged applications for five permits in Morocco. In December, four of the five permits were awarded to the Company. An application for a fifth permit was submitted and awarded in February 2022. Work plans were submitted in May 2022. The work obligations are approximately $65,000 per permit over a three-year period with work commencing within six months.

In October 2022, the Company and ONHYM decided not to pursue the joint venture discussions that initially set out the general framework of a joint venture for the exploration and consolidation of permits owned by ONHYM in the Imilchil area. The Company intends to continue its work on the five permits it acquired in 2021 in the same region.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021

(Expressed in Canadian dollars)

The exploration and license related expenditures for the project are recorded as property investigation expense in the consolidated statements of comprehensive loss. The Company has spent $nil on the project during the period from August 3 to December 31, 2022.